S-K 1603(a) SPAC Sponsor	May 18, 2026 USD ($)
Spac Sponsor Line Items
Material Roles and Responsibilities [Text Block]

Our directors and officers are as follows:

Name	Age	Position
Maoli (Molly) Huang	51	Chief Executive Officer, President and Director
Thomas Kerkaert	44	Chief Financial Officer and Director
Samir Parikh	50	Director
Irfan Verjee	50	Director
Masahiro Honna	52	Director

Maoli (Molly) Huang, CEO, President and director. Ms. Huang has served as our director, CEO and President since October 2025. Ms. Huang brings to the Company more than two decades of asset management, corporate finance and investment banking experience in senior executive and management roles. Before joining the Company, Ms. Huang acted as Managing Director of Amber Capital Asia, a Hong Kong investment management firm, from the United States from August 2024 to October 2025, overseeing the overall investment strategy, capital allocation and portfolio management for the firm, before transitioning to a consulting role for the company in the United States. Ms. Huang joined Amber Capital Asia after a period of freelancing consulting work for companies and entrepreneurs from June 2023 to August 2024. Previously Ms. Huang spent a decade at Seazen Group Holdings (SSE: 601155), a real estate and investment management company, and its portfolio companies, where she served in various senior executive roles, including as Head of Capital Market from 2012 to 2019 and Executive Director from 2012 to 2014 for Seazen Group Holdings, Managing Partner from 2015 to 2019 for Seazen Capital Partners in the US, Group Vice President from July 2019 to June 2023 for Seazen Development Holdings, and CEO of Seazen Asset Management Pte. Ltd. in Singapore, an asset management spun off from Seazen Development Holdings, from June 2021 to June 2023. From April 2007 to December 2011, prior to her tenure with Seazen Group, Ms. Huang was an executive director with the Investment Banking Division of The Goldman Sachs Group, Inc., where she led a number of IPOs and capital raising transactions for clients in Greater China region. Ms. Huang received her M.B.A. degree from the Wharton School of Business, University of Pennsylvania, and M.S. and B.S. degrees in economics from Nanjing University.

We believe Ms. Huang qualifies as a director because of her extensive investment banking and financial management experience.

Thomas Kerkaert, CFO and director. Mr. Kerkaert has served as our CFO and director since February 2026. Mr. Kerkaert has over 20 years of experience in senior finance and accounting leadership roles. Since March 2025, he has been served as the CFO of Double B Foods, Inc., a food manufacturing company, where he oversees finance and administrative functions. From March 2022 to August 2025, he served as the CFO of Riverbend Sandler Pools, a private equity-backed swimming pool contracting platform where he oversaw finance and accounting. From August 2020 to March 2022, he served as the CFO of Legacy Housing Corporation (NASDAQ: LEGH), where he oversaw SEC reporting, investor relations, and the broader finance organization for the manufactured homes producer. From July 2013 to August 2020, he held senior finance roles at Sandvik AB, a global industrial company, including controller, director of finance, and vice president of finance, with responsibility for finance and various management functions. Mr. Kerkaert received both his master’s degree in accounting and his bachelor’s degree in business management from the University of Arizona. He is a Certified Public Accountant in Texas and Arizona.

We believe Mr. Kerkaert qualifies as a director because of his extensive financial management experience.

Samir Parikh, independent director nominee. Mr. Parikh will become our independent director upon the listing our securities on the NASDAQ. Mr. Parikh has more than two decades of experience in public and private market investments. He has served as the sole Managing Partner at GiantLeap Capital, an investment management firm that he founded in 2021. Before founding GiantLeap, Mr. Parikh served as the Chief Investment Officer at Juna Capital, a family office, from 2018 to 2021, where he also advised hedge funds Hudson Bay Capital and Key Square Group. He also served as Head of Public Equities, Real Estate, at Fir Tree Partners, a leading global investment manager for institutional investors. Prior to his role at Fir Tree Partners, Mr. Parikh founded and managed Juna Capital Management, a hedge fund, from 2013 to 2016. Mr. Parikh received his M.B.A. degree from Harvard Business School, and B.A. degree in economics from the University of Chicago with honors.

We believe Mr. Parikh qualifies as a director because of his extensive experience in public and private market management.

Irfan Verjee, independent director nominee. Mr. Verjee will become our independent director upon the listing our securities on the NASDAQ. Mr. Verjee has more than two decades of venture capital and investment management experience, with a particular focus on clean energy and green energy technologies. Mr. Verjee has served as the Managing Partner at Shomei Capital, an investment management he co-founded to focus on renewable energy and emerging technologies investments, since 2017. He has also served as Finance Director of Crop Intellect Ltd., an agricultural and environment technology firm, since July 2024, and as the CEO and director of Shomax Energy US Inc., a green fertilizing technology developer, since January 2021. Previously, Mr. Verjee served as CEO and director of Vestec, Inc., an artificial intelligence (AI) developer, from 2013 to 2015. He has also served as a portfolio manager and analyst at Kingdon Capital, a longstanding New York hedge fund, from 2000 to 2008. Mr. Verjee started his career at Oppenheimer Capital, an asset manager, , where he worked from 1997 to 2000. Mr. Verjee received his BCom degree in finance and economics from McGill University.

We believe Mr. Verjee qualifies as a director because of his asset management and venture capital background.

Masahiro Honna, independent director nominee. Mr. Honna will become our independent director upon the listing our securities on the NASDAQ. Mr. Honna has more than two decades of experience in M&A and IPO advisory and investment management services. Mr. Honna has served as the Managing Director of KYGO Limited, a Hong Kong based investment management and advisory firm he founded, since 2009. From 2018 to 2022, Mr. Honna also served as the Managing Director of OWL Hong Kong Limited until its integration into KYGO Limited. Before founding KYGO Limited, Mr. Hanna spent almost a decade at Goldman Sachs from 2000 to 2009, where he worked as executive director in Tokyo and Beijing for several years on a variety of IPO and M&A advisory matters. Mr. Honna started his career at Nomura Securities, the major Japanese financial institution, as an analyst from 1997 to 2000. Mr. Honna received his Bachelor’s degree in International Relations from Tokyo University.

We believe Mr. Honna qualifies as a director because of the M&A advisory and investment management experience he brings.

East Water Ave LLC [Member]
Spac Sponsor Compensation Line Items
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, and managing our operation as a public company
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
NFR Capital Limited [Member]
Spac Sponsor Compensation Line Items
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, or managing our operation as a pubic company
Molly Huang [Member]
Spac Sponsor Compensation Line Items
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, or managing our operation as a public company
Thomas Kerkaert [Member]
Spac Sponsor Compensation Line Items
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, or managing our operation as a public company
Price Paid or to be Paid for Securities, Total Amount	$ 3,000
Irfan Verjee [Member]
Spac Sponsor Compensation Line Items
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, or managing our operation as a public company
Price Paid or to be Paid for Securities, Total Amount	$ 3,000
Masahiro Honna [Member]
Spac Sponsor Compensation Line Items
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, or managing our operation as a public company
Samir Parikh [Member]
Spac Sponsor Compensation Line Items
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, or managing our operation as a public company
Sponsor B [Member]
Spac Sponsor Line Items
SPAC Sponsor Name	NFR Capital Limited
SPAC Sponsor Form of Organization	Limited Liability Partnership
Sponsor A [Member]
Spac Sponsor Line Items
SPAC Sponsor Name	East West Ave LLC
SPAC Sponsor Form of Organization	Limited Liability Company